UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Corporate Bond Fund

October 31, 2008

		Principal	Value
		Amount°	(U.S. $)

Agency Collateralized Mortgage Obligations – 0.24%
¥Fannie Mae REMIC Series 2005-67 EY 5.50% 8/25/25	USD	615,000	$551,131
¥GNMA Series 2003-5 B 4.486% 10/16/25		540,000	541,116
Total Agency Collateralized Mortgage Obligations (cost $1,149,330)			1,092,247

Agency Mortgage-Backed Security – 0.23%
¥Fannie Mae S.F. 30 yr 5.50% 9/1/36		1,070,965	1,048,151
Total Agency Mortgage-Backed Security (cost $1,056,406)			1,048,151

Collateralized Debt Obligation – 0.00%
@#=Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14		10,939	10,810
Total Collateralized Debt Obligation (cost $11,165)			10,810

Commercial Mortgage-Backed Securities – 2.76%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		1,500,000	1,265,820
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.497% 6/10/39		1,490,000	1,298,977
Series 2005-6 AM 5.352% 9/10/47		675,000	458,636
@#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		1,105,000	1,114,909
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		2,395,000	2,299,617
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C2 A2 5.05% 12/12/34		800,000	711,136
Series 2006-LDP9 A2 5.134% 5/15/47		2,400,000	1,869,479
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	465,402
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		325,000	197,014
•#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		510,000	501,425
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		935,000	913,336
@Series 2006-1 B 5.588% 2/15/36		510,000	483,776
@Series 2006-1 C 5.707% 2/15/36		785,000	720,779
Total Commercial Mortgage-Backed Securities (cost $14,373,755)			12,300,306

Convertible Bonds – 0.54%
^Omnicom Group 0.162% 2/7/31 excise price $55.01, expiration date 2/7/31		1,250,000	1,212,500
•Prudential Financial 0.419% 12/12/36 excise price $104.21, expiration date 12/12/36		1,225,000	1,196,703
Total Convertible Bonds (cost $2,407,769)			2,409,203

Corporate Bonds – 85.03%
Banking – 15.26%
@American Express Centurion Bank 5.55% 10/17/12		3,155,000	2,642,177
Bank of America
5.125% 11/15/14		900,000	793,697
5.30% 3/15/17		2,900,000	2,447,464
5.65% 5/1/18		7,205,000	6,203,793
Bank of New York Mellon 5.125% 8/27/13		9,540,000	9,101,886
BB&T 4.90% 6/30/17		3,960,000	3,171,968
*BB&T Capital Trust I 5.85% 8/18/35		4,981,000	3,228,405
Branch Banking & Trust 5.625% 9/15/16		2,100,000	1,826,042
Citigroup
4.625% 8/3/10		2,280,000	2,195,665
6.50% 8/19/13		3,130,000	2,970,091
6.875% 3/5/38		1,215,000	1,010,014
#CoBank ACB 144A 7.875% 4/16/18		2,060,000	1,833,184
JPMorgan Chase
6.00% 1/15/18		435,000	390,896
6.40% 5/15/38		1,235,000	1,063,438
@JPMorgan Chase Capital XXV 6.80% 10/1/37		5,035,000	3,633,090
Mellon Bank 5.45% 4/1/16		2,015,000	1,770,034

PNC Bank 6.875% 4/1/18	5,750,000	5,309,935
@∏•Popular North America 4.608% 4/6/09	845,000	825,383
@∏Popular North America Capital Trust I 6.564% 9/15/34	1,500,000	814,161
Silicon Valley Bank
5.70% 6/1/12	2,320,000	2,085,668
6.05% 6/1/17	1,870,000	1,469,839
Sovereign Bancorp 4.80% 9/1/10	1,670,000	1,486,223
U.S. Bank
4.80% 4/15/15	2,400,000	2,250,936
4.95% 10/30/14	1,520,000	1,439,717
•USB Capital IX 6.189% 4/15/49	2,120,000	1,102,922
•Wells Fargo Capital XIII 7.70% 12/29/49	8,790,000	7,192,462
		68,259,090
Basic Industry – 3.71%
#ArcelorMittal 144A 6.125% 6/1/18	8,485,000	5,856,083
Freeport McMoRan Copper & Gold 8.25% 4/1/15	340,000	272,315
Lubrizol 4.625% 10/1/09	3,490,000	3,362,769
@#Nine Dragons Paper Holdings 144A 7.875% 4/29/13	1,190,000	1,028,168
@#Norske Skogindustrier 144A 7.125% 10/15/33	2,265,000	1,189,125
Rio Tinto Finance USA
5.875% 7/15/13	1,345,000	1,148,832
6.50% 7/15/18	755,000	586,625
@#Sappi Papier Holding 144A 6.75% 6/15/12	2,720,000	1,940,244
@#Severstal 144A 9.75% 7/29/13	1,400,000	595,000
#Steel Dynamics 144A 7.75% 4/15/16	925,000	617,438
		16,596,599
Brokerage – 3.89%
AMVESCAP 4.50% 12/15/09	1,435,000	1,386,170
Goldman Sachs Group
5.95% 1/18/18	1,990,000	1,625,585
6.15% 4/1/18	7,514,000	6,235,042
@6.75% 10/1/37	2,167,000	1,414,702
*Jefferies Group 6.45% 6/8/27	2,705,000	1,929,907
Lazard Group 6.85% 6/15/17	1,240,000	891,877
Morgan Stanley
5.30% 3/1/13	465,000	384,946
5.375% 10/15/15	4,485,000	3,511,230
		17,379,459
Capital Goods – 1.86%
Tyco Electronics Group
*5.95% 1/15/14	6,205,000	5,658,997
6.55% 10/1/17	3,180,000	2,651,398
		8,310,395
Communications – 14.92%
*AT&T
5.60% 5/15/18	1,440,000	1,230,762
6.40% 5/15/38	3,260,000	2,616,391
AT&T Wireless 8.125% 5/1/12	7,750,000	7,688,155
Comcast
5.875% 2/15/18	4,285,000	3,594,687
6.30% 11/15/17	3,250,000	2,813,203
Deutsche Telekom International Finance 8.75% 6/15/30	3,920,000	3,478,737
France Telecom 7.75% 3/1/11	4,035,000	3,992,996
*ΩInmarsat Finance 10.375% 11/15/12	1,550,000	1,240,000
Rogers Communications
6.80% 8/15/18	2,985,000	2,616,424
7.50% 8/15/38	5,345,000	4,502,601
Sprint Capital 8.375% 3/15/12	1,250,000	1,006,938
Telecom Italia Capital
4.00% 1/15/10	2,325,000	2,095,704
7.721% 6/4/38	3,430,000	2,339,137
Thomson Reuters
5.95% 7/15/13	3,010,000	2,733,354
6.50% 7/15/18	4,045,000	3,406,699
Time Warner Cable 7.30% 7/1/38	2,900,000	2,432,894
Verizon Communications
5.55% 2/15/16	14,115,000	12,333,264
8.95% 3/1/39	800,000	814,000
@#Vimpelcom 144A 9.125% 4/30/18	1,780,000	920,869
#Vivendi 144A 6.625% 4/4/18	875,000	746,897

Vodafone Group
5.00% 9/15/15		1,200,000	976,306
*5.375% 1/30/15		1,795,000	1,515,310
5.625% 2/27/17		2,000,000	1,635,166
			66,730,494
Consumer Cyclical – 4.09%
CVS Caremark
4.875% 9/15/14		1,519,000	1,252,458
5.75% 6/1/17		5,066,000	4,095,045
6.25% 6/1/27		1,800,000	1,308,038
•DaimlerChrysler North America 3.241% 8/3/09		1,810,000	1,630,707
Disney (Walt) 7.55% 7/15/93		1,565,000	1,521,077
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12		800,000	308,000
Lear 8.75% 12/1/16		790,000	296,250
Macy’s Retail Holdings 6.65% 7/15/24		955,000	488,660
Ryland Group 5.375% 5/15/12		900,000	643,500
Target
*6.00% 1/15/18		2,975,000	2,464,166
6.50% 10/15/37		1,730,000	1,248,484
Toll 8.25% 12/1/11		890,000	760,950
Wal-Mart Stores 5.25% 9/1/35		3,000,000	2,256,372
			18,273,707
Consumer Non-Cyclical – 12.90%
@#AmBev International Finance 144A 9.50% 7/24/17	BRL	3,200,000	1,059,530
Amgen
4.85% 11/18/14	USD	2,520,000	2,261,471
6.375% 6/1/37		4,255,000	3,448,201
AstraZeneca 5.90% 9/15/17		1,980,000	1,830,635
Covidien International Finance
5.45% 10/15/12		1,020,000	985,167
6.00% 10/15/17		5,711,000	4,988,130
Delhaize America 9.00% 4/15/31		4,451,000	3,952,955
Diageo Capital 5.75% 10/23/17		5,385,000	4,637,169
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		7,485,000	6,564,240
*General Mills 5.65% 9/10/12		1,130,000	1,044,256
GlaxoSmithKline Capital
4.375% 4/15/14		1,200,000	1,093,256
5.65% 5/15/18		6,200,000	5,504,242
Kimberly-Clark 6.625% 8/1/37		1,250,000	1,103,646
Kraft Foods 6.125% 2/1/18		2,714,000	2,329,244
Quest Diagnostics
5.45% 11/1/15		4,644,000	3,763,600
6.95% 7/1/37		1,035,000	743,902
Schering-Plough 5.55% 12/1/13		1,000,000	949,405
@#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20		1,000,000	874,560
Wyeth 5.50% 2/1/14		11,235,000	10,540,003
			57,673,612
Electric – 5.24%
Baltimore Gas & Electric 6.125% 7/1/13		1,750,000	1,593,102
Columbus Southern Power 6.05% 5/1/18		3,710,000	3,092,415
Commonwealth Edison 6.15% 9/15/17		1,569,000	1,337,419
Detroit Edison 5.60% 6/15/18		2,075,000	1,762,812
Duke Energy Indiana 6.35% 8/15/38		3,025,000	2,531,250
Illinois Power 6.125% 11/15/17		2,454,000	1,996,795
PECO Energy 5.35% 3/1/18		4,170,000	3,439,112
#Power Contract Financing 144A 6.256% 2/1/10		757,674	769,281
@#Power Receivables Finance 144A 6.29% 1/1/12		115,994	120,816
PPL Electric Utilities 7.125% 11/30/13		2,300,000	2,351,851
*South Carolina Electric & Gas 6.50% 11/1/18		2,190,000	2,141,667
Union Electric 6.70% 2/1/19		1,480,000	1,232,682
#West Penn Power 144A 5.95% 12/15/17		1,340,000	1,085,187
			23,454,389
Energy – 7.66%
Baker Hughes 6.50% 11/15/13		2,310,000	2,314,902
Canadian Natural Resources 6.00% 8/15/16		1,150,000	973,599
Chesapeake Energy 7.25% 12/15/18		1,350,000	1,026,000
Enbridge Energy Partners
*6.50% 4/15/18		3,675,000	3,065,979
7.50% 4/15/38		2,280,000	1,817,730
Markwest Energy Partners 8.75% 4/15/18		555,000	402,375

Nexen 6.40% 5/15/37	1,400,000	957,354
Petro-Canada 6.05% 5/15/18	5,135,000	3,997,463
#Plains All American Pipeline 144A 6.50% 5/1/18	4,395,000	3,257,270
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	1,630,000	1,492,224
Sibneft 10.75% 1/15/09	500,000	493,906
Suncor Energy
5.95% 12/1/34	3,030,000	1,913,884
6.85% 6/1/39	1,925,000	1,378,943
TransCanada Pipelines 7.25% 8/15/38	3,970,000	3,155,118
Weatherford International
6.00% 3/15/18	3,685,000	2,819,394
6.35% 6/15/17	1,460,000	1,208,029
Williams 7.50% 1/15/31	600,000	441,992
XTO Energy
5.50% 6/15/18	1,700,000	1,340,479
6.75% 8/1/37	2,400,000	1,783,229
6.375% 6/15/38	600,000	422,438
		34,262,308
Finance Companies – 4.75%
American Express 7.00% 3/19/18	1,600,000	1,234,451
*Caterpillar Financial Services 7.05% 10/1/18	2,935,000	2,774,863
FTI Consulting 7.75% 10/1/16	270,000	251,775
General Electric Capital
*5.625% 5/1/18	8,800,000	7,257,097
5.875% 1/14/38	1,905,000	1,362,772
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,335,000	756,652
International Lease Finance
5.35% 3/1/12	2,775,000	1,811,187
5.875% 5/1/13	1,800,000	1,158,469
#Mantis Reef 144A 4.799% 11/3/09	2,140,000	2,126,114
@#Nuveen Investments 144A 10.50% 11/15/15	720,000	198,000
•#Xstrata Finance 144A 3.154% 11/13/09	2,345,000	2,303,411
		21,234,791
Insurance – 6.66%
Allstate Life Global Funding Trusts 5.375% 4/30/13	1,310,000	1,185,001
•Hartford Financial Services Group 8.125% 6/15/38	6,540,000	3,268,300
@#Max USA Holdings 144A 7.20% 4/14/17	2,082,000	1,759,369
MetLife 6.817% 8/15/18	1,730,000	1,492,028
•#MetLife Capital Trust X 144A 9.25% 4/8/38	5,400,000	3,366,846
#Metropolitan Life Global Funding I 144A 5.125% 4/10/13	1,200,000	1,073,725
@∏Montpelier Re Holdings 6.125% 8/15/13	1,035,000	508,224
@#Stingray Pass Through Trust 144A 5.902% 1/12/15	2,300,000	276,000
@•#Twin Reefs Pass Through Trust 144A 5.294% 12/31/49	3,100,000	313,875
UnitedHealth Group
5.50% 11/15/12	2,102,000	1,858,223
5.80% 3/15/36	7,075,000	4,363,358
Unitrin 6.00% 5/15/17	3,774,000	3,149,754
WellPoint
5.00% 1/15/11	3,730,000	3,679,846
5.00% 12/15/14	3,088,000	2,669,116
•#White Mountains Re Group 144A 7.506% 5/29/49	2,220,000	821,400
		29,785,065
Natural Gas – 1.07%
Enterprise Products Operating
6.375% 2/1/13	1,865,000	1,698,613
6.50% 1/31/19	616,000	499,885
*•8.375% 8/1/66	1,510,000	1,122,619
Kinder Morgan Energy Partners 6.95% 1/15/38	2,025,000	1,488,906
		4,810,023
Real Estate – 0.63%
Regency Centers 5.875% 6/15/17	2,569,000	1,960,193
•#USB Realty 144A 6.091% 12/22/49	1,800,000	846,576
		2,806,769
Technology – 2.19%
International Business Machines
7.625% 10/15/18	1,300,000	1,347,541
8.00% 10/15/38	3,205,000	3,333,976
Oracle 5.75% 4/15/18	5,020,000	4,400,326
Xerox 5.50% 5/15/12	955,000	742,779
		9,824,622

Transportation – 0.20%
@#DP World 144A 6.85% 7/2/37		1,490,000	799,583
@s=United Air Lines 1992 Pass Through Trust A 8.70% 10/7/10		374,608	88,033
			887,616
Total Corporate Bonds (cost $453,960,297)			380,288,939

Municipal Bonds – 1.34%
Massachusett's Bay Transportation Authority 5.00% 7/1/19		395,000	411,223
North Texas Tollway Authority Revenue Refunding System (First Tier) Series A
5.50% 1/1/18		315,000	319,731
6.00% 1/1/19		160,000	165,685
6.00% 1/1/20		790,000	807,799
University of Texas Financing Authority Refunding Series A 5.25% 8/15/18		395,000	420,892
West Virginia Asset-Backed Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		4,190,000	3,597,324
West Virginia Economic Development Authority Excess Lottery Revenue 5.37% 7/1/20 (MBIA)		290,000	264,347
Total Municipal Bonds (cost $6,692,780)			5,987,001

Non-Agency Asset-Backed Securities – 2.25%
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		1,275,000	729,409
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		480,000	475,409
Series 2008-A A3 4.94% 4/25/14		720,000	690,745
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		3,155,000	2,214,961
CNH Equipment Trust Series 2008-A A3 4.12% 5/15/12		445,000	425,302
Discover Card Master Trust Execution Note Series 2007-A1 A1 5.65% 3/16/20		2,180,000	1,548,935
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		425,000	357,392
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12		480,000	472,525
@•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		411,831	356,234
@Mid-State Trust
Series 11 A1 4.864% 7/15/38		188,357	173,864
Series 2004-1 A 6.005% 8/15/37		222,166	199,974
Series 2005-1 A 5.745% 1/15/40		259,447	223,449
RSB Bondco Series 2007-A A2 5.72% 4/1/18		1,085,000	1,009,923
@∏Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31		517,664	421,039
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		800,000	756,266
Total Non-Agency Asset-Backed Securities (cost $12,605,436)			10,055,427

Non-Agency Collateralized Mortgage Obligations – 1.19%
@Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36		787,135	721,948
@•First Horizon Alternative Mortgage Securities Series 2006-FA2 B1 5.977% 5/25/36		1,908,029	245,315
@•MASTR ARM Trust Series 2005-1 B1 5.462% 3/25/35		1,553,079	915,781
•Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6 7A1 5.112% 3/25/36		2,970,328	2,439,727
@Series 2006-AR12 1A2 6.030% 9/25/36		753,219	443,916
@Series 2006-AR14 2A4 6.085% 10/25/36		860,899	552,662
Total Non-Agency Collateralized Mortgage Obligations (cost $8,707,573)			5,319,349

«Senior Secured Loans – 1.31%
Aramark
Term B 5.637% 1/26/14		676,991	569,901
2.44% 1/26/14		43,009	36,206
Bausch & Lomb
Parent Term Loan 7.012% 4/11/15		279,116	228,038
Term DD 7.012% 4/11/15		1,108,092	905,311
Energy Futures Holdings Term 2 5.282% 10/10/14		1,493,345	1,175,920
Ford Motor Term B 4.423% 11/29/13		1,101,103	610,287
MetroPCS Wireless Term B 5.544% 2/20/14		1,581,706	1,300,953
Wrigley 6.50% 7/17/14		1,070,000	1,019,180
Total Senior Secured Loans (cost $7,007,581)			5,845,796

Sovereign Debt– 0.55%Δ
Germany – 0.55%
Bundesobligation 3.50% 4/12/13	EUR	1,890,300	2,438,497
Total Sovereign Debt (cost $2,748,382)			2,438,497

Supranational Banks– 0.64%
European Investment Bank
6.00% 8/14/13	AUD	893,000	601,050
6.125% 1/23/17	AUD	831,000	563,613
11.25% 2/14/13	BRL	1,600,000	640,103
Inter-American Development Bank 5.75% 6/15/11	AUD	1,574,000	1,057,269
Total Supranational Banks (cost $3,516,801)			2,862,035

		Number of
		Shares
Common Stock – 0.00%
*Masco		281	2,852
*†UAL		50	728
Total Common Stock (cost $2,229)			3,580

•Preferred Stock – 2.07%
Bank of America 8.00%		1,835,000	1,375,905
JPMorgan Chase 7.90%		5,555,000	4,513,582
*PNC Financial Services Group 8.25%		4,100,000	3,383,931
Total Preferred Stock (cost $11,396,011)			9,273,418

Warrant– 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		1,590	0
Total Warrant (cost $135,295)			0

		Principal
		Amount°
Repurchase Agreement** – 0.03%
BNP Paribas 0.10%, dated 10/31/08, to be
repurchased on 11/3/08, repurchase price $133,001
(collateralized by U.S. Government obligations, 4.875%,
6/4/09 - 8/15/09; with market value $135,847)	USD	133,000	133,000
Total Repurchase Agreement (cost $133,000)			133,000

Total Value of Securities Before Securities Lending Collateral – 98.18%
(cost $525,903,810)			439,067,759

		Number of
		Shares
Securities Lending Collateral***– 5.17%
Investment Companies
Mellon GSL DBT II Collateral Fund		23,699,301	23,111,558
Mellon GSL DBT II Liquidation Trust		242,932	13,118
Total Securities Lending Collateral (cost $23,942,233)			23,124,676

Total Value of Securities – 103.35%
(cost $549,846,043)			462,192,435	©
Obligation to Return Securities Lending Collateral*** – (5.30%)			(23,712,419)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.95%			8,740,853
Net Assets Applicable to 100,569,599 Shares Outstanding – 100.00%			$447,220,869

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
NOK – Norwegian Kroner
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of October 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
sPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally:(i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At October 31, 2008, the aggregate amount of fair valued securities was $98,843, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes.”
@Illiquid security. At October 31, 2008, the aggregate amount of illiquid securities was $28,250,757, which represented 6.32% of the Fund’s net assets. See Note 7 in “Notes.”

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2008, the aggregate amount of Rule 144A securities was $52,512,456 which represented 11.74% of the Fund’s net assets. See Note 7 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally:(i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
ΔSecurities have been classified by country of origin.
¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
*** See Note 6 in “Notes.”
©Includes $22,909,429 of securities loaned.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At October 31, 2008, the aggregate amount of restricted securities was $2,568,807 or 0.57% of the Fund’s net assets. Further details on these holdings appear below and in Note 7 in "Notes."

	Date of
Investment	Acquisition	Cost	Value
Montpelier Re Holdings 6.125% 8/15/13	11/9/05	$1,035,000	$508,224
Popular North America 4.608% 4/6/09	4/3/06	845,000	825,383
Popular North America Capital Trust I 6.564% 9/15/34	9/9/04	1,500,000	814,161
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/7/04	517,664	421,039
Total			$2,568,807

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bond
yr – year

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at October 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(2,889,147)	USD	1,764,110	11/14/08	$(153,391)
BRL	(2,979,431)	USD	1,289,239	11/14/08	(80,897)
EUR	(1,264,658)	USD	1,621,102	11/14/08	10,290
EUR	(506,945)	USD	630,512	11/14/08	(15,190)
EUR	(132,337)	USD	172,078	11/3/08	3,441
GBP	(1,371,635)	USD	2,217,247	11/14/08	11,364
GBP	(1,589,810)	USD	2,611,581	11/03/08	52,952
NOK	3,624,717	USD	(518,076)	11/14/08	19,839
					$(151,592)

Financial Futures Contracts2

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
15	Long Gilt Bond	$3,075,027	$2,686,819	12/29/08	$(388,208)
167	U.S. Treasury Long Bond	19,664,642	18,891,875	12/19/08	(772,767)
(398)	U.S. Treasury 10 yr Notes	(45,992,948)	(45,005,094)	12/31/08	987,854
					$(173,121)

Swap Contracts3
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup
CenturyTel 5yr CDS	$1,615,000	1.71%	9/20/13	$(7,860)
Hartford Financial CDS	1,900,000	4.95%	12/20/13	73,735
Hartford Financial CDS	1,900,000	4.30%	12/20/13	118,805
Goldman Sachs
Kraft Food 10 yr CDS	2,600,000	0.77%	12/20/17	76,230
JPMorgan Chase Bank
Embarq 7 yr CDS	2,125,000	0.77%	9/20/14	116,933
Hartford Financial CDS	1,900,000	5.20%	12/20/13	56,401
Hartford Financial CDS	950,000	7.00%	12/20/13	(34,204)
	$12,990,000			$400,040

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Corporate Bond Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At October 31, 2008, the cost of investments has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$550,044,154
Aggregate unrealized appreciation	505,880
Aggregate unrealized depreciation	(87,769,856)
Net unrealized depreciation	$(87,263,976)

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $3,414,227 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,910 expires in 2013, $519,965 expires in 2014 and $2,882,352 expires in 2015.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of October 31, 2008

	Securities	Derivatives
Level 1	$136,581	$-
Level 2	435,455,620	75,327
Level 3	26,600,234	-
Total	$462,192,435	$75,327

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/08	$8,329,449
Net realized loss	(2,161)
Net change in unrealized
appreciation/depreciation	(3,223,568)
Net purchases, sales and settlements	2,096,033
Net transfers in and/or out of Level 3	19,400,481
Balance as of 10/31/08	$26,600,234

Net change in unrealized appreciation/
depreciation from investments still held
as of 10/31/08	$(1,099,807)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended October 31, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended October 31, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31, 2008, the value of securities on loan was $22,909,429 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable Municipal Bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Delchester® Fund

October 31, 2008

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 0.36%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	$ 620,000	$238,700
Qwest Communications International 3.50% 11/15/25 exercise price $5.61, expiration date 11/15/25	355,000	271,575
Total Convertible Bonds (cost $732,857)		510,275

Corporate Bonds – 91.56%
Basic Industry – 10.76%
California Steel Industries 6.125% 3/15/14	640,000	470,400
Domtar 7.125% 8/15/15	555,000	416,250
@#Evraz Group 144A 9.50% 4/24/18	2,165,000	920,125
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,669,000	1,336,745
Georgia-Pacific
7.70% 6/15/15	335,000	234,500
8.875% 5/15/31	688,000	447,200
Hexion US Finance 9.75% 11/15/14	480,000	307,200
Innophos 8.875% 8/15/14	965,000	854,025
@#Innophos Holding 144A 9.50% 4/15/12	655,000	540,375
#MacDermid 144A 9.50% 4/15/17	1,565,000	837,275
Momentive Performance Materials 9.75% 12/1/14	1,080,000	610,200
NewPage 10.00% 5/1/12	1,255,000	859,675
•Noranda Aluminium Acquisition 6.828% 5/15/15	795,000	361,725
@Norske Skog Canada 8.625% 6/15/11	695,000	413,525
@=Port Townsend 12.431% 8/27/12	653,800	647,262
@Potlatch 13.00% 12/1/09	1,796,000	1,943,392
#Rock-Tenn 144A 9.25% 3/15/16	630,000	557,550
@Rockwood Specialties Group 7.50% 11/15/14	855,000	705,375
•*#Ryerson 144A 10.176% 11/1/14	535,000	366,475
@#Sappi Papier Holding 144A 6.75% 6/15/12	1,590,000	1,134,187
@#Severstal 144A 9.75% 7/29/13	580,000	246,500
#Steel Dynamics 144A 7.75% 4/15/16	1,015,000	677,513
#Vedanta Resources 144A 9.50% 7/18/18	755,000	335,975
•Verso Paper Holdings 6.551% 8/1/14	350,000	204,750
		15,428,199
Brokerage – 0.36%
LaBranche 11.00% 5/15/12	573,000	512,835
		512,835
Capital Goods – 7.23%
@BWAY 10.00% 10/15/10	1,705,000	1,457,775
@CPG International 10.50% 7/1/13	686,000	445,900
DRS Technologies 7.625% 2/1/18	1,245,000	1,238,775
Graham Packaging
8.50% 10/15/12	500,000	367,500
*9.875% 10/15/14	900,000	571,500
*Graphic Packaging International 9.50% 8/15/13	1,605,000	1,107,450
Greenbrier 8.375% 5/15/15	1,320,000	1,013,100
@Intertape Polymer 8.50% 8/1/14	564,000	454,020
#Moog 144A 7.25% 6/15/18	595,000	478,975
Owens Brockway Glass Container 6.75% 12/1/14	1,070,000	930,900
Thermadyne Holdings 9.50% 2/1/14	1,155,000	906,675
@Vitro 11.75% 11/1/13	1,145,000	377,850
Vought Aircraft Industries 8.00% 7/15/11	1,340,000	1,011,700
		10,362,120
Consumer Cyclical – 8.67%
*@Associated Materials 9.75% 4/15/12	1,095,000	980,025
Centex
4.55% 11/1/10	590,000	463,150
5.125% 10/1/13	235,000	156,275
@*Denny's Holdings 10.00% 10/1/12	305,000	233,325
*Dollar General 10.625% 7/15/15	981,000	907,425
DR Horton
6.00% 4/15/11	415,000	321,625
7.875% 8/15/11	875,000	691,250

*Ford Motor 7.45% 7/16/31	677,000	216,640
Ford Motor Credit
•7.569% 1/13/12	625,000	378,454
7.80% 6/1/12	1,325,000	774,281
Goodyear Tire & Rubber 9.00% 7/1/15	310,000	248,000
#Invista 144A 9.25% 5/1/12	450,000	375,750
Lear 8.75% 12/1/16	1,765,000	661,875
Levi Strauss 9.75% 1/15/15	566,000	399,030
M/I Homes 6.875% 4/1/12	425,000	257,125
@Mobile Mini 6.875% 5/1/15	575,000	416,875
*Neiman Marcus Group 10.375% 10/15/15	1,431,000	958,770
Ryland Group
5.375% 5/15/12	240,000	171,600
6.875% 6/15/13	850,000	599,250
Sally Holdings 10.50% 11/15/16	1,030,000	757,050
*Tenneco 8.625% 11/15/14	1,345,000	642,238
Toll
8.25% 2/1/11	1,020,000	887,400
8.25% 12/1/11	680,000	581,400
*#TRW Automotive 144A 7.00% 3/15/14	600,000	357,000
		12,435,813
Consumer Non-Cyclical – 3.94%
*@ACCO Brands 7.625% 8/15/15	635,000	368,300
*Chiquita Brands International 8.875% 12/1/15	880,000	653,400
Constellation Brands 8.125% 1/15/12	850,000	769,250
Del Monte
6.75% 2/15/15	290,000	240,700
8.625% 12/15/12	275,000	250,250
Iron Mountain
6.625% 1/1/16	460,000	370,300
8.00% 6/15/20	555,000	438,450
*Jarden 7.50% 5/1/17	686,000	514,500
*LVB Acquisition 10.00% 10/15/17	946,000	875,050
Tyson Foods 7.85% 4/1/16	530,000	395,230
*Visant Holding 8.75% 12/1/13	1,120,000	778,400
		5,653,830
Energy – 14.66%
AmeriGas Partners 7.125% 5/20/16	1,163,000	863,528
Chesapeake Energy
6.375% 6/15/15	860,000	664,350
6.625% 1/15/16	26,000	20,443
7.00% 8/15/14	160,000	129,200
Complete Production Service 8.00% 12/15/16	435,000	297,975
Compton Petroleum Finance 7.625% 12/1/13	1,756,000	1,027,259
@#Connacher Oil & Gas 144A 10.25% 12/15/15	1,440,000	1,015,200
#Copano Energy Finance 144A 7.75% 6/1/18	615,000	427,425
Dynergy Holdings 7.75% 6/1/19	1,683,000	1,136,024
El Paso 6.875% 6/15/14	574,000	459,740
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	910,000	762,629
Energy Partners 9.75% 4/15/14	464,000	251,720
@Ferrellgas Finance Escrow 6.75% 5/1/14	755,000	539,825
Frontier Oil 8.50% 9/15/16	435,000	380,625
@Geophysique-Veritas 7.75% 5/15/17	796,000	537,300
#Helix Energy Solutions 144A 9.50% 1/15/16	1,365,000	880,425
#Hilcorp Energy I 144A
7.75% 11/1/15	732,000	523,380
9.00% 6/1/16	904,000	664,440
Inergy Finance
6.875% 12/15/14	1,256,000	935,720
8.25% 3/1/16	53,000	40,943
International Coal Group 10.25% 7/15/14	1,110,000	937,950
Key Energy Services 8.375% 12/1/14	800,000	596,000
Mariner Energy 8.00% 5/15/17	1,065,000	633,675
MarkWest Energy Partners 8.75% 4/15/18	1,145,000	830,125
Massey Energy 6.875% 12/15/13	1,075,000	876,125
OPTI Canada
7.875% 12/15/14	769,000	465,245
8.25% 12/15/14	300,000	180,000

PetroHawk Energy
9.125% 7/15/13	986,000	764,150
#144A 7.875% 6/1/15	555,000	378,788
@Petroleum Development 12.00% 2/15/18	675,000	523,125
Plains Exploration & Production
7.00% 3/15/17	567,000	374,220
7.625% 6/1/18	845,000	557,700
*Range Resources 7.25% 5/1/18	530,000	430,625
Regency Energy Partners 8.375% 12/15/13	1,071,000	819,315
Whiting Petroleum 7.25% 5/1/13	1,434,000	1,082,669
		21,007,863
Finance & Investments – 1.11%
•Hartford Financial Services Group 8.125% 6/15/38	590,000	294,847
Leucadia National 8.125% 9/15/15	621,000	552,690
@#Nuveen Investments 144A 10.50% 11/15/15	1,532,000	421,300
Silicon Valley Bank 6.05% 6/1/17	410,000	322,264
		1,591,101
Media – 6.16%
*CCO Holdings Capital 8.75% 11/15/13	1,050,000	698,250
*#Charter Communications Operating 144A 10.875% 9/15/14	2,835,000	2,317,613
CSC Holdings
6.75% 4/15/12	515,000	448,050
#144A 8.50% 6/15/15	960,000	816,000
Dex Media West 9.875% 8/15/13	1,704,000	643,260
#DirecTV Holdings 144A 7.625% 5/15/16	555,000	468,975
@#Expedia 144A 8.50% 7/1/16	505,000	376,225
Lamar Media
*6.625% 8/15/15	510,000	377,400
6.625% 8/15/15	780,000	577,200
#LBI Media 144A 8.50% 8/1/17	532,000	321,860
LIN Television 6.50% 5/15/13	495,000	279,675
Quebecor Media 7.75% 3/15/16	952,000	664,020
Videotron
6.375% 12/15/15	190,000	145,350
#144A 9.125% 4/15/18	650,000	580,125
@#XM Satellite Radio Holdings 144A 13.00% 8/1/13	320,000	123,200
		8,837,203
Real Estate – 0.55%
Host Hotels & Resorts 7.125% 11/1/13	1,000,000	790,000
		790,000
Services Cyclical – 9.29%
*Aramark Services 8.50% 2/1/15	1,266,000	1,088,760
@Cardtronics 9.25% 8/15/13	1,326,000	1,047,540
Cornell 10.75% 7/1/12	280,000	251,300
Corrections Corporation of America 6.25% 3/15/13	460,000	399,050
FTI Consulting 7.625% 6/15/13	1,044,000	999,630
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,296,000	498,960
Gaylord Entertainment
6.75% 11/15/14	360,000	232,650
8.00% 11/15/13	1,268,000	871,750
@Global Cash Access 8.75% 3/15/12	787,000	665,015
*Hertz 8.875% 1/1/14	553,000	406,455
Kansas City Southern de Mexico 9.375% 5/1/12	1,118,000	950,300
Lender Processing Services 8.125% 7/1/16	495,000	425,700
MGM MIRAGE
*7.50% 6/1/16	720,000	428,400
#144A 13.00% 11/15/13	360,000	327,600
*@‡Northwest Airlines 10.00% 2/1/09	360,000	1,350
*Pinnacle Entertainment
8.25% 3/15/12	330,000	230,175
8.75% 10/1/13	705,000	535,800
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,626,000	1,487,791
RSC Equipment Rental 9.50% 12/1/14	210,000	127,050
Seabulk International 9.50% 8/15/13	575,000	580,031
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	945,000	826,459
8.03% 10/1/20	395,000	349,808
@Travelport 9.875% 9/1/14	1,235,000	592,800
		13,324,374
Services Non-Cyclical – 6.84%
Advanced Medical Optics 7.50% 5/1/17	1,225,000	814,625
Alliance Imaging 7.25% 12/15/12	565,000	488,725

Allied Waste North America
6.875% 6/1/17	390,000	341,250
7.125% 5/15/16	285,000	252,225
7.25% 3/15/15	275,000	246,125
*#Bausch & Lomb 144A 9.875% 11/1/15	1,660,000	1,311,400
@Casella Waste Systems 9.75% 2/1/13	1,236,000	1,093,860
Community Health Systems 8.875% 7/15/15	961,000	809,643
HCA 9.25% 11/15/16	2,761,000	2,353,752
HCA PIK 9.625% 11/15/16	291,000	234,983
•HealthSouth 9.133% 6/15/14	1,180,000	1,008,900
Select Medical 7.625% 2/1/15	1,360,000	856,800
		9,812,288
Technology & Electronics – 2.45%
Celestica
7.625% 7/1/13	160,000	130,400
7.875% 7/1/11	325,000	294,125
Flextronics International 6.25% 11/15/14	510,000	390,150
•Freescale Semiconductor 6.694% 12/15/14	960,000	369,600
Sungard Data Systems
9.125% 8/15/13	955,000	797,425
10.25% 8/15/15	1,871,000	1,319,055
*#144A 10.625% 5/15/15	245,000	208,250
		3,509,005
Telecommunications – 14.38%
*@=‡Allegiance Telecom 11.75% 2/15/10	2,045,000	0
•Centennial Communications 9.633% 1/1/13	444,000	339,660
Cincinnati Bell 7.00% 2/15/15	570,000	390,450
Citizens Communications 7.125% 3/15/19	1,200,000	744,000
Cricket Communications
*9.375% 11/1/14	305,000	249,338
9.375% 11/1/14	1,758,000	1,437,165
@#Digicel 144A 9.25% 9/1/12	1,702,000	1,336,070
@GCI 7.25% 2/15/14	105,000	84,525
Hughes Network Systems 9.50% 4/15/14	1,070,000	914,850
ΩInmarsat Finance 10.375% 11/15/12	1,949,000	1,559,200
Intelsat Jackson Holdings 11.25% 6/15/16	2,225,000	1,913,499
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	200,000	171,000
Lucent Technologies 6.45% 3/15/29	918,000	454,410
MetroPCS Wireless 9.25% 11/1/14	2,405,000	2,014,187
#Nordic Telephone Holdings 144A 8.875% 5/1/16	628,000	530,660
Nortel Networks
•9.003% 7/15/11	349,000	191,078
10.75% 7/15/16	1,110,000	591,075
*#144A 10.75% 7/15/16	10,000	5,325
*PAETEC Holding 9.50% 7/15/15	588,000	336,630
Qwest Capital Funding 7.25% 2/15/11	1,445,000	1,112,650
Rogers Wireless 8.00% 12/15/12	470,000	440,625
Sprint Capital 8.375% 3/15/12	2,021,000	1,628,016
*Sprint Nextel 6.00% 12/1/16	1,145,000	794,061
Time Warner Telecom Holdings 9.25% 2/15/14	686,000	559,090
@#Vimpelcom 144A 9.125% 4/30/18	1,320,000	682,891
Virgin Media Finance 8.75% 4/15/14	1,295,000	912,975
#Wind Acquisition Finance 144A 10.75% 12/1/15	195,000	151,125
Windstream 8.125% 8/1/13	1,284,000	1,062,510
		20,607,065
Utilities – 5.16%
AES
7.75% 3/1/14	300,000	244,500
8.00% 10/15/17	976,000	756,400
#144A 8.00% 6/1/20	455,000	336,700
Edison Mission Energy 7.625% 5/15/27	745,000	487,975
Elwood Energy 8.159% 7/5/26	1,056,773	927,839
Midwest Generation 8.30% 7/2/09	661,951	642,092
Mirant North America 7.375% 12/31/13	1,340,000	1,177,525
NRG Energy 7.375% 2/1/16	1,354,000	1,171,210
Orion Power Holdings 12.00% 5/1/10	988,000	958,360
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	911,000	699,193
		7,401,794
Total Corporate Bonds (cost $176,095,062)		131,273,490

«Senior Secured Loans – 2.30%
Energy Futures Holdings 5.282% 10/10/14	1,365,000	1,074,856
Ford Motor Term Tranche Loan B 4.423% 11/29/13	1,375,995	762,645
General Motors Term Tranche Loan B 5.795% 11/17/13	672,145	359,597
Talecris Biotherapeutics 2nd Lien 8.64% 12/6/14	1,195,000	1,093,425
Total Senior Secured Loans (cost $3,736,908)		3,290,523

	Number of
	Shares
Common Stock – 0.07%
∏@=†Avado Brands	9,305	0
@†BWAY Holding	9,540	71,359
†Century Communications	2,925,000	0
†Delta Air Lines	542	5,956
*†Mirant	1,301	22,794
∏@=†Port Townsend	2,335	23
†Time Warner Cable Class A	53	1,038
†USGen	1,700,000	0
Total Common Stock (cost $2,713,854)		101,170

Preferred Stock – 0.08%
@=Port Townsend	467	113,733
Total Preferred Stock (cost $462,330)		113,733

Warrants – 0.00%
∏@=†Port Townsend	467	5
†#Solutia 144A exercise price $7.59, expiration date 7/15/09	4,410	0
Total Warrants (cost $379,128)		5

	Principal
	Amount (U.S. $)
≠Discounted Commercial Paper – 3.94%
NYSE Euronext 0.30% 11/3/08	$5,655,000	5,654,906
Total Discounted Commercial Paper (cost $5,654,906)		5,654,906

Total Value of Securities Before Securities Lending Income – 98.31%
(cost $189,775,045)		140,944,102

	Number of
	Shares
Securities Lending Collateral** – 11.61%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,045,680	16,622,947
Mellon GSL DBT II Liquidation Trust	287,257	15,512
Total Securities Lending Collateral (cost $17,332,937)		16,638,459

Total Value of Securities – 109.92%
(cost $207,107,982)		157,582,561	©
Obligation to Return Securities Lending Collateral** – (11.90%)		(17,061,192)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.98%		2,844,221
Net Assets Applicable to 64,490,622 Shares Outstanding – 100.00%		$143,365,590

≠The rate shown is the effective yield as of the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2008, the aggregate amount of Rule 144A securities was $25,828,517, which represented 18.02% of the Fund’s net assets. See Note 5 in “Notes.”
*Fully or partially on loan.
**See Note 4 in “Notes.”
‡Non income producing security. Security is currently in default.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2008, the aggregate amount of fair valued securities was $761,023, which represented 0.53% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At October 31, 2008, the aggregate amount of illiquid securities was $23,673,175, which represented 16.51% of the Fund’s net assets. See Note 5 in “Notes.”
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At October 31, 2008, the aggregate amount of restricted securities was $28 or 0.00% of the Fund's net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of October 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non income producing security.
©Includes $16,628,191 of securities loaned.

PIK – Pay-in-Kind

The following swap contracts were outstanding at October 31, 2008:

Swap Contracts1
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Hartford Financial CDS	$170,000	4.30%	12/20/13	$10,630
Hartford Financial CDS	158,610	4.95%	12/20/13	6,155
JPMorgan Chase
Hartford Financial CDS	158,610	5.20%	12/20/13	4,708
Hartford Financial CDS	73,610	7.00%	12/20/13	(2,650)
	$560,830			$18,843

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Income Funds - Delaware Delchester® Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities trading primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At October 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At October 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$208,795,705
Aggregate unrealized appreciation	134,997
Aggregate unrealized depreciation	(50,925,408)
Net unrealized depreciation	$(50,790,411)

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $517,967,164 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $284,053,994 expires in 2009, $211,481,773 expires in 2010, $20,031,318 expires in 2011 and $2,400,079 expires in 2016.

Effective August 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of October 31, 2008:

Securities
Level 1	$101,169
Level 2	140,081,933
Level 3	17,399,459
Total	$157,582,561

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/2008	$761,000
Net change in unrealized
appreciation/(depreciation)	(694,478)
Net transfers in and/or out of Level 3	17,332,937
Balance as of 10/31/08	$17,399,459

Net change in unrealized
appreciation/depreciation from
Investments still held as of 10/31/08	$-

3. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended October 31, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended October 31, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31, 2008, the value of securities on loan was $16,628,191, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Proposed Fund Merger
On November 19, 2008, the Fund’s Board of Trustees approved a proposal to merge the Delaware Delchester Fund into the Delaware High Yield Opportunities Fund. Effective as of the close of business on December 8, 2008, the Delaware Delchester Fund was closed to new investors. Although, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed merger. A meeting of shareholders for Delaware Delchester Fund is scheduled to be held on March 12, 2009 to vote on the merger. If approved by shareholders, the merger is expected to take place in April 2009.

Schedule of Investments (Unaudited)

Delaware Extended Duration Bond Fund

October 31, 2008

		Principal	Value
		Amount°	(U. S. $)
Agency Collateralized Mortgage Obligations – 2.30%
Freddie Mac Reference REMIC
Series R002 ZA 5.50% 6/15/35	USD	669,331	$577,192
¥ Series R008 ZA 6.00% 7/15/36		3,129,255	2,738,433
Freddie Mac REMIC Series 3344 ME 5.50% 7/15/37		665,000	609,558
Total Agency Collateralized Mortgage Obligations (cost $4,221,711)			3,925,183

Commercial Mortgage-Backed Securities – 2.36%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		715,000	603,374
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.497% 6/10/39		665,000	579,745
Series 2005-6 AM 5.352% 9/10/47		315,000	214,030
Bear Stearns Commercial Mortgage Securities
@# Series 2004-ESA E 144A 5.064% 5/14/16		260,000	262,332
• Series 2007-T28 A4 5.742% 9/11/42		740,000	555,728
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	585,706
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9 A2 5.134% 5/15/47		750,000	584,212
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		500,000	193,917
Merrill Lynch Mortgage Trust
# Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	66,682
Series 2005-CIP1 A2 4.96% 7/12/38		50,000	47,200
•#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		155,000	152,394
#Tower Series 2004-2A A 144A 4.232% 12/15/14		195,000	190,482
Total Commercial Mortgage-Backed Securities (cost $4,912,346)			4,035,802

Convertible Bonds – 0.39%
^Omnicom Group 0.162% 2/7/31 exercise price $55.01, expiration date 2/7/31		350,000	339,500
•Prudential Financial 0.419% 12/12/36 exercise price $104.21, expiration date 12/12/36		330,000	322,377
Total Convertible Bonds (cost $661,419)			661,877

Corporate Bonds – 84.93%
Banking – 14.89%
Bank of America
5.125% 11/15/14		370,000	326,298
5.30% 3/15/17		690,000	582,328
5.65% 5/1/18		3,105,000	2,673,529
BB&T 4.90% 6/30/17		440,000	352,441
BB&T Capital Trust I 5.85% 8/18/35		1,300,000	842,587
BB&T Capital Trust II 6.75% 6/7/36		2,903,000	1,882,186
Citigroup 6.875% 3/5/38		1,550,000	1,288,495
#CoBank ACB 144A 7.875% 4/16/18		935,000	832,052
JPMorgan Chase 6.40% 5/15/38		550,000	473,596
@JPMorgan Chase Capital XXV 6.80% 10/1/37		3,855,000	2,781,641
Mellon Bank 5.45% 4/1/16		1,695,000	1,488,937
PNC Bank 6.875% 4/1/18		4,585,000	4,234,095
@PPopular North America Capital Trust I 6.564% 9/15/34		708,000	384,284
Silicon Valley Bank
5.70% 6/1/12		1,150,000	1,033,844
6.05% 6/1/17		805,000	632,738
•USB Capital IX 6.189% 4/15/49		2,925,000	1,521,720
•Wells Fargo Capital XIII 7.70% 12/29/49		5,035,000	4,119,914
			25,450,685
Basic Industry – 3.18%
#ArcelorMittal 144A 6.125% 6/1/18		4,445,000	3,067,801
Freeport McMoRan Copper & Gold 8.25% 4/1/15		130,000	104,120
@#Nine Dragons Paper Holdings 144A 7.875% 4/29/13		530,000	457,924
@#Norske Skogindustrier 144A 7.125% 10/15/33		1,055,000	553,875
@#Sappi Papier Holding 144A 6.75% 6/15/12		1,030,000	734,725
@#Severstal 144A 9.75% 7/29/13		553,000	235,025
#Steel Dynamics 144A 7.75% 4/15/16		420,000	280,350
			5,433,820
Brokerage – 4.13%

@Goldman Sachs Group 6.75% 10/1/37		6,724,000	4,389,688
Jefferies Group 6.45% 6/8/27		1,185,000	845,449
Lazard Group 6.85% 6/15/17		565,000	406,380
Morgan Stanley
5.30% 3/1/13		160,000	132,454
5.375% 10/15/15		1,635,000	1,280,014
			7,053,985
Communications – 16.22%
*AT&T 6.40% 5/15/38		5,000,000	4,012,870
Comcast
* 6.40% 5/15/38		1,815,000	1,392,065
6.95% 8/15/37		1,767,000	1,444,720
Deutsche Telekom International Finance 8.75% 6/15/30		1,735,000	1,539,696
ΩInmarsat Finance 10.375% 11/15/12		700,000	560,000
News America 6.40% 12/15/35		850,000	645,142
Rogers Communications 7.50% 8/15/38		3,635,000	3,062,106
Sprint Capital 8.375% 3/15/12		550,000	443,053
Telecom Italia Capital 7.721% 6/4/38		3,970,000	2,707,397
Thomson Reuters 6.50% 7/15/18		1,765,000	1,486,483
Time Warner Cable 7.30% 7/1/38		2,100,000	1,761,751
Verizon Communications
6.40% 2/15/38		1,170,000	918,146
6.90% 4/15/38		2,500,000	2,097,200
8.95% 3/1/39		790,000	803,825
@#Vimpelcom 144A 9.125% 4/30/18		700,000	362,139
#Vivendi 144A 6.625% 4/4/18		3,970,000	3,388,780
Vodafone Group
5.00% 9/15/15		480,000	390,522
* 6.15% 2/27/37		940,000	706,023
			27,721,918
Consumer Cyclical – 3.68%
CVS Caremark 6.25% 6/1/27		2,425,000	1,762,218
Disney (Walt) 7.55% 7/15/93		1,920,000	1,866,114
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12		325,000	125,125
Lear 8.75% 12/1/16		300,000	112,500
Target 6.50% 10/15/37		675,000	487,125
Toll 8.25% 12/1/11		350,000	299,250
Wal-Mart Stores 5.25% 9/1/35		2,175,000	1,635,870
			6,288,202
Consumer Non-Cyclical – 13.24%
@#AmBev International Finance 144A 9.50% 7/24/17	BRL	1,500,000	496,654
Amgen
4.85% 11/18/14	USD	1,000,000	897,409
6.375% 6/1/37		2,350,000	1,904,412
AstraZeneca 6.45% 9/15/37		3,300,000	2,833,819
Covidien International Finance 6.55% 10/15/37		2,572,000	2,038,899
Delhaize America 9.00% 4/15/31		1,350,000	1,198,942
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		4,090,000	3,586,873
General Mills 5.65% 9/10/12		430,000	397,372
GlaxoSmithKline Capital 6.375% 5/15/38		4,350,000	3,688,347
Quest Diagnostics 6.95% 7/1/37		2,078,000	1,493,554
Schering Plough 6.55% 9/15/37		2,750,000	2,199,827
@#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20		425,000	371,688
Wyeth 5.95% 4/1/37		1,855,000	1,510,541
			22,618,337
Electric – 7.80%
Columbus Southern Power 6.05% 5/1/18		3,260,000	2,717,325
Commonwealth Edison 5.90% 3/15/36		1,920,000	1,342,264
Connecticut Light & Power 6.35% 6/1/36		2,320,000	1,857,281
Detroit Edison 5.60% 6/15/18		1,500,000	1,274,322
Florida Power 6.40% 6/15/38		965,000	851,535
Illinois Power 6.125% 11/15/17		1,000,000	813,690
*Pacificorp 5.75% 4/1/37		3,250,000	2,474,329
PSI Energy 8.85% 1/15/22		230,000	221,194
South Carolina Electric & Gas 6.50% 11/1/18		860,000	841,020
Union Electric 6.70% 2/1/19		650,000	541,380
#West Penn Power 144A 5.95% 12/15/17		490,000	396,822
			13,331,162

Energy – 7.63%
*Baker Hughes 7.50% 11/15/18	850,000	837,899
Chesapeake Energy 7.25% 12/15/18	525,000	399,000
Enbridge Energy Partners 7.50% 4/15/38	2,215,000	1,765,909
MarkWest Energy Partners 8.75% 4/15/18	215,000	155,875
Nexen 6.40% 5/15/37	1,350,000	923,162
Petro-Canada 5.35% 7/15/33	2,465,000	1,381,630
Plains All American Pipeline 6.65% 1/15/37	1,120,000	677,512
Suncor Energy
5.95% 12/1/34	450,000	284,240
6.85% 6/1/39	1,615,000	1,156,879
TransCanada Pipelines 7.25% 8/15/38	1,250,000	993,425
Weatherford International 7.00% 3/15/38	3,370,000	2,480,755
Williams 7.50% 1/15/31	235,000	173,113
XTO Energy
6.375% 6/15/38	500,000	352,032
6.75% 8/1/37	1,950,000	1,448,873
		13,030,304
Finance Companies – 3.10%
Caterpillar Financial Services 7.05% 10/1/18	1,150,000	1,087,255
General Electric Capital 6.75% 3/15/32	4,000,000	3,254,208
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	1,045,000	338,630
International Lease Finance 6.625% 11/15/13	800,000	519,954
@#Nuveen Investments 144A 10.50% 11/15/15	315,000	86,625
		5,286,672
Insurance – 7.02%
Allstate Life Global Funding Trusts 5.375% 4/30/13	525,000	474,905
•Hartford Financial Services Group 8.125% 6/15/38	2,890,000	1,444,249
@#Max USA Holdings 144A 7.20% 4/14/17	870,000	735,183
MetLife 6.817% 8/15/18	675,000	582,150
•#MetLife Capital Trust X 144A 9.25% 4/8/38	2,600,000	1,621,074
#Metropolitan Life Global Funding I 144A 5.125% 4/10/13	100,000	89,477
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	1,290,000	1,208,647
Prudential Financial 6.625% 12/1/37	1,495,000	993,587
@#tStingray Pass Through Trust 144A 5.902% 1/12/15	1,200,000	144,000
UnitedHealth Group 5.80% 3/15/36	3,775,000	2,328,152
Unitrin 6.00% 5/15/17	1,725,000	1,439,673
WellPoint 5.85% 1/15/36	845,000	527,632
•#White Mountains Re Group 144A 7.506% 5/29/49	1,105,000	408,850
		11,997,579
Natural Gas – 1.30%
Boston Gas 6.95% 12/1/23	200,000	163,285
Enterprise Products Operating
6.375% 2/1/13	730,000	664,873
*•8.375% 8/1/66	730,000	542,723
Kinder Morgan Energy Partners 6.95% 1/15/38	1,150,000	845,551
		2,216,432
Real Estate – 0.51%
Regency Centers 5.875% 6/15/17	1,140,000	869,841
		869,841
Technology – 2.02%
*International Business Machines 8.00% 10/15/38	1,745,000	1,815,222
Oracle 6.50% 4/15/38	1,960,000	1,635,528
		3,450,750
Transportation – 0.21%
@#DP World 144A 6.85% 7/2/37	670,000	359,544
		359,544
Total Corporate Bonds (cost $180,269,647)		145,109,231

Municipal Bonds – 1.38%
North Texas Tollway Authority Revenue Refunding System (First Tier) Series A
5.50% 1/1/18	150,000	152,253
6.00% 1/1/19	75,000	77,665
6.00% 1/1/20	370,000	378,336
West Virginia Asset-Backed Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	1,975,000	1,695,637
West Virginia Economic Development Authority Excess Lottery Revenue 5.37% 7/1/20 (MBIA)	60,000	54,692
Total Municipal Bonds (cost $2,670,070)		2,358,583

Non-Agency Asset-Backed Securities – 1.78%
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	550,000	314,647
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	1,505,000	1,056,583
CNH Equipment Trust Series 2008-A A3 4.12% 5/15/12	200,000	191,147
Discover Card Master Trust Execution Note Series 2007-A1 A1 5.65% 3/16/20	960,000	682,100

@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		190,000	159,775
@Mid-State Trust
Series 11 A1 4.864% 7/15/38		51,125	47,192
Series 2005-1 A 5.745% 1/15/40		128,081	110,310
RSB Bondco Series 2007-A A2 5.72% 4/1/18		510,000	474,710
Total Non-Agency Asset-Backed Securities (cost $4,089,798)			3,036,464

«Senior Secured Loans – 1.43%
ARAMARK Services
2.44% 1/26/14		16,726	14,080
Term B 5.637% 1/26/14		263,274	221,628
Bausch & Lomb
Parent Term Loan 7.019% 4/11/15		486,285	397,295
Term DD 7.012% 4/11/15		122,490	100,074
Energy Futures Holdings Term Tranche Loan B2 5.282% 10/10/14		622,112	489,876
Ford Motor Term B 4.423% 11/29/13		428,413	237,448
MetroPCS Wireless Term B 5.544% 2/20/14		691,996	569,168
Wrigley 6.50% 7/17/14		430,000	409,577
Total Senior Secured Loans (cost $2,916,236)			2,439,146

Sovereign Debt – 0.25%Δ
Germany – 0.25%
Bundesobligation 3.50% 4/12/13	EUR	334,000	430,862
Total Sovereign Debt (cost $485,616)			430,862

Supranational Bank – 0.16%
European Investment Bank 11.25% 2/14/13	BRL	700,000	280,045
Total Supranational Bank (cost $389,180)			280,045

U.S. Treasury Obligations – 1.09%
U.S. Treasury Bonds 4.375% 2/15/38	USD	185,000	185,607
*^U.S. Treasury Strip 4.654% 5/15/37		5,500,000	1,681,818
Total U.S. Treasury Obligations (cost $1,636,960)			1,867,425
		Number of
		Shares
•Preferred Stock – 2.33%
Bank of America 8.00%		810,000	607,348
JPMorgan Chase 7.90%		2,510,000	2,039,440
PNC Financial Services Group 8.25%		1,615,000	1,332,939
Total Preferred Stock (cost $4,896,772)			3,979,727

Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		550	0
Total Warrant (cost $46,787)			0
		Principal
		Amount°
Repurchase Agreement** – 0.16%
BNP Paribas 0.10%, dated 10/31/08, to be
repurchased on 11/3/08, repurchase price $267,002
(collateralized by U.S. Government obligations, 4.875%,
6/4/09 - 8/15/09; market value $272,715)	USD	267,000	267,000
Total Repurchase Agreement (cost $267,000)			267,000

Total Value of Securities Before Securities Lending Collateral – 98.56%
(cost $207,463,542)			168,391,345
		Number of
		Shares
Securities Lending Collateral*** – 3.28%
Investment Companies
Mellon GSL DBT II Collateral Fund		5,744,176	5,601,720
Mellon GSL DBT II Liquidation Trust		101,515	5,482
Total Securities Lending Collateral (cost $5,845,691)			5,607,202

Total Value of Securities – 101.84%
(cost $213,309,233)			173,998,547	©
Obligation to Return Securities Lending Collateral*** – (3.37%)			(5,749,658)
Receivables Net of Liabilities and Other Assets (See Notes) – 1.53%			2,611,804
Net Assets Applicable to 40,062,837 Shares Outstanding – 100.00%			$170,860,693

°Principal amount shown is stated in the currency in which each security is denominated.

BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
MXN – Mexican Peso
NOK – Norwegian Kroner
USD – United States Dollar

@Illiquid security. At October 31, 2008, the aggregate amount of illiquid securities was $12,797,729, which represented 7.49% of the Fund’s net assets. See Note 7 in “Notes.”
PRestricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit its liquidity. At October 31, 2008, the aggregate amount of restricted securities was $384,284 or 0.22% of the Fund's net assets. See Note 7 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2008, the aggregate amount of Rule 144A securities was $22,096,525, which represented 12.93% of the Fund’s net assets. See Note 7 in "Notes."
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally:(i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
ΔSecurities have been classified by country of origin.
•Variable rate security. The rate shown is the rate as of October 31, 2008.
¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $5,439,311 of securities loaned.

Summary of Abbreviations:
CDS – Credit Default Swap
MBIA – Insured by the Municipal Bond Insurance Association
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bond
yr – Year

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at October 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BRL	(1,371,088)	USD	593,288	11/14/08	$(37,228)
EUR	(491,064)	USD	629,470	11/14/08	3,995
EUR	173,120	USD	(222,861)	11/14/08	(2,356)
EUR	(1,026)	USD	1,335	11/3/08	27
GBP	40,134	USD	(64,878)	11/14/08	(332)
MXN	400	USD	(29)	11/14/08	2
NOK	2,330,425	USD	(333,085)	11/14/08	12,755
					$(23,137)

Financial Futures Contracts2

					Unrealized
Contracts		Notional Cost	Notional		Appreciation
to Buy (Sell)		(Proceeds)	Value	Expiration Date	(Depreciation)
6	Long Gilt Bond	$ 1,230,011	$ 1,074,728	12/29/08	$ (155,283)
(165)	U.S. Treasury 10 yr Notes	(19,067,428)	(18,657,891)	12/19/08	409,537
308	U.S. Treasury Long Bond	36,218,003	34,842,500	12/31/08	(1,375,503)
					$(1,121,249)

Swap Contracts3

Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
CenturyTel 5 yr CDS	$ 725,000	1.71%	9/20/13	$ (3,528)
Hartford Financial CDS	840,000	4.30%	12/20/13	52,524
Hartford Financial CDS	840,000	4.95%	12/20/13	32,599
Goldman Sachs
Kraft Food 10 yr CDS	1,350,000	0.77%	12/20/17	39,581
JPMorgan Chase Bank
Embarq 7 yr CDS	1,155,000	0.77%	9/20/14	63,556
Hartford Financial CDS	840,000	5.20%	12/20/13	24,935
Hartford Financial CDS	420,000	7.00%	12/20/13	(15,122)
Total	$6,170,000			$ 194,545

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Extended Duration Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is atleast 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At October 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$213,559,613
Aggregate unrealized appreciation	459,370
Aggregate unrealized depreciation	(39,877,980)
Net unrealized depreciation	$(39,418,610)

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $6,616,539 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $807,298 expires in 2014 and $2,899,754 expires in 2015, and $2,909,487 expires in 2016.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of October 31, 2008:

	Securities	Derivatives
Level 1	$2,134,425	$-
Level 2	164,817,060	(949,841)
Level 3	7,047,062	-
Total	$173,998,547	$(949,841)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/08	$3,086,950
Net realized gain	7
Net change in unrealized
appreciation/depreciation	(1,401,246)
Net purchases, sales and settlements	(3,205)
Net transfers in and/or out of Level 3	5,364,556
Balance as of 10/31/08	$7,047,062

Net change in unrealized appreciation/
depreciation from investments still held
as of 10/31/2008	$(494,260)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended October 31, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended October 31, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31, 2008, the value of securities on loan was $5,439,311, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable Municipal Bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware High-Yield Opportunities Fund

October 31, 2008

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 0.34%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	$450,000	$173,250
Qwest Communications International 3.50% 11/15/25 exercise price $5.61, expiration date 11/15/25	280,000	214,200
Total Convertible Bonds (cost $548,011)		387,450

Corporate Bonds – 92.02%
Basic Industry – 10.07%
California Steel Industries 6.125% 3/15/14	525,000	385,875
Domtar 7.125% 8/15/15	440,000	330,000
@#Evraz Group 144A 9.50% 4/24/18	1,695,000	720,375
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,352,000	1,082,851
Georgia-Pacific
7.70% 6/15/15	275,000	192,500
8.875% 5/15/31	562,000	365,300
Hexion US Finance 9.75% 11/15/14	395,000	252,800
Innophos 8.875% 8/15/14	795,000	703,575
@#Innophos Holding 144A 9.50% 4/15/12	465,000	383,625
#MacDermid 144A 9.50% 4/15/17	1,286,000	688,010
Momentive Performance Materials 9.75% 12/1/14	860,000	485,900
NewPage 10.00% 5/1/12	1,035,000	708,975
•Noranda Aluminium Acquisition 6.828% 5/15/15	655,000	298,025
@Norske Skog Canada 8.625% 6/15/11	570,000	339,150
@=Port Townsend 12.431% 8/27/12	266,000	263,340
@Potlatch 13.00% 12/1/09	888,000	960,875
#Rock-Tenn 144A 9.25% 3/15/16	460,000	407,100
@Rockwood Specialties Group 7.50% 11/15/14	675,000	556,875
#Ryerson 144A
*•10.176% 11/1/14	440,000	301,400
12.00% 11/1/15	15,000	10,275
@#Sappi Papier Holding 144A 6.75% 6/15/12	1,300,000	927,323
@#Severstal 144A 9.75% 7/29/13	470,000	199,750
#Steel Dynamics 144A 7.75% 4/15/16	825,000	550,688
#Vedanta Resources 144A 9.50% 7/18/18	610,000	271,450
•Verso Paper Holdings 6.551% 8/1/14	315,000	184,275
		11,570,312
Brokerage – 0.32%
LaBranche 11.00% 5/15/12	414,000	370,530
		370,530
Capital Goods – 7.12%
@BWAY 10.00% 10/15/10	1,395,000	1,192,725
@CPG International 10.50% 7/1/13	488,000	317,200
DRS Technologies 7.625% 2/1/18	1,010,000	1,004,950
Graham Packaging
8.50% 10/15/12	415,000	305,025
*9.875% 10/15/14	795,000	504,825
*Graphic Packaging International 9.50% 8/15/13	1,295,000	893,550
Greenbrier 8.375% 5/15/15	940,000	721,450
@Intertape Polymer 8.50% 8/1/14	401,000	322,805
#Moog 144A 7.25% 6/15/18	460,000	370,300
Owens Brockway Glass Container 6.75% 12/1/14	870,000	756,900
Thermadyne Holdings 9.50% 2/1/14	895,000	702,575
*@Vitro 11.75% 11/1/13	820,000	270,600
Vought Aircraft Industries 8.00% 7/15/11	1,080,000	815,400
		8,178,305

Consumer Cyclical – 8.64%
*@Associated Materials 9.75% 4/15/12	895,000	801,025
Centex
4.55% 11/1/10	485,000	380,725
5.125% 10/1/13	145,000	96,425
*@Denny's Holdings 10.00% 10/1/12	250,000	191,250
*Dollar General 10.625% 7/15/15	785,000	726,125
DR Horton
6.00% 4/15/11	250,000	193,750
7.875% 8/15/11	795,000	628,050
*Ford Motor 7.45% 7/16/31	530,000	169,600
Ford Motor Credit
•7.569% 1/13/12	500,000	302,764
7.80% 6/1/12	1,055,000	616,503
*Goodyear Tire & Rubber 9.00% 7/1/15	255,000	204,000
#Invista 144A 9.25% 5/1/12	360,000	300,600
Lear 8.75% 12/1/16	1,438,000	539,250
Levi Strauss 9.75% 1/15/15	445,000	313,725
M/I Homes 6.875% 4/1/12	350,000	211,750
@Mobile Mini 6.875% 5/1/15	470,000	340,750
*Neiman Marcus Group 10.375% 10/15/15	1,120,000	750,400
Ryland Group 6.875% 6/15/13	910,000	641,550
Sally Holdings 10.50% 11/15/16	810,000	595,350
*Tenneco 8.625% 11/15/14	995,000	475,113
Toll
8.25% 2/1/11	1,030,000	896,099
8.25% 12/1/11	315,000	269,325
*#TRW Automotive 144A 7.00% 3/15/14	480,000	285,600
		9,929,729
Consumer Non-Cyclical – 4.26%
@ACCO Brands 7.625% 8/15/15	435,000	252,300
*Chiquita Brands International 8.875% 12/1/15	700,000	519,750
Constellation Brands 8.125% 1/15/12	585,000	529,425
Del Monte
6.75% 2/15/15	235,000	195,050
8.625% 12/15/12	190,000	172,900
Iron Mountain
*6.625% 1/1/16	415,000	334,075
8.00% 6/15/20	410,000	323,900
*Jarden 7.50% 5/1/17	545,000	408,750
*LVB Acquisition 10.00% 10/15/17	805,000	744,624
@National Beef Packing 10.50% 8/1/11	553,000	472,815
Tyson Foods 7.85% 4/1/16	435,000	324,387
*Visant Holding 8.75% 12/1/13	890,000	618,550
		4,896,526
Energy – 14.93%
AmeriGas Partners 7.125% 5/20/16	862,000	640,035
Chesapeake Energy
6.375% 6/15/15	92,000	71,070
6.625% 1/15/16	711,000	559,024
7.00% 8/15/14	45,000	36,338
Complete Production Service 8.00% 12/15/16	415,000	284,275
Compton Petroleum Finance 7.625% 12/1/13	1,358,000	794,430
@#Connacher Oil & Gas 144A 10.25% 12/15/15	1,175,000	828,375
#Copano Energy Finance 144A 7.75% 6/1/18	460,000	319,700
Dynergy Holdings 7.75% 6/1/19	1,335,000	901,124
El Paso 6.875% 6/15/14	810,000	648,762
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	418,000	350,307
*Energy Partners 9.75% 4/15/14	412,000	223,510
@Ferrellgas Finance Escrow 6.75% 5/1/14	597,000	426,855
Frontier Oil 8.50% 9/15/16	360,000	315,000
@Geophysique-Veritas
7.50% 5/15/15	170,000	114,750
7.75% 5/15/17	636,000	429,300
#Helix Energy Solutions 144A 9.50% 1/15/16	1,015,000	654,675
#Hilcorp Energy I 144A
7.75% 11/1/15	607,000	434,005
9.00% 6/1/16	652,000	479,220
Inergy Finance
6.875% 12/15/14	446,000	332,270
8.25% 3/1/16	579,000	447,278

International Coal Group 10.25% 7/15/14	910,000	768,950
KCS Energy 7.125% 4/1/12	375,000	270,000
Key Energy Services 8.375% 12/1/14	545,000	406,025
Mariner Energy 8.00% 5/15/17	915,000	544,425
MarkWest Energy Partners 8.75% 4/15/18	835,000	605,375
Massey Energy 6.875% 12/15/13	983,000	801,145
OPTI Canada
7.875% 12/15/14	340,000	205,700
8.25% 12/15/14	493,000	295,800
PetroHawk Energy 9.125% 7/15/13	857,000	664,175
@Petroleum Development 12.00% 2/15/18	545,000	422,375
Plains Exploration & Production
7.00% 3/15/17	318,000	209,880
7.625% 6/1/18	670,000	442,200
Range Resources 7.25% 5/1/18	430,000	349,375
Regency Energy Partners 8.375% 12/15/13	721,000	551,565
Whiting Petroleum 7.25% 5/1/13	1,312,000	990,559
Williams 7.50% 1/15/31	476,000	350,647
		17,168,499
Finance & Investments – 1.06%
•Hartford Financial Services Group 8.125% 6/15/38	450,000	224,883
Leucadia National 8.125% 9/15/15	463,000	412,070
@#Nuveen Investments 144A 10.50% 11/15/15	1,273,000	350,075
Silicon Valley Bank 6.05% 6/1/17	290,000	227,943
		1,214,971
Media – 6.21%
*CCO Holdings Capital 8.75% 11/15/13	800,000	532,000
#Charter Communications Operating 144A 10.875% 9/15/14	2,390,000	1,953,824
CSC Holdings
6.75% 4/15/12	355,000	308,850
#144A 8.50% 6/15/15	700,000	595,000
*Dex Media West 9.875% 8/15/13	1,289,000	486,598
#DirecTV Holdings 144A 7.625% 5/15/16	365,000	308,425
@#Expedia 144A 8.50% 7/1/16	420,000	312,900
Lamar Media
6.625% 8/15/15	184,000	136,160
6.625% 8/15/15	346,000	256,040
*6.625% 8/15/15	420,000	310,800
#LBI Media 144A 8.50% 8/1/17	384,000	232,320
LIN Television 6.50% 5/15/13	410,000	231,650
Quebecor Media 7.75% 3/15/16	773,000	539,168
#Rainbow National Services 144A 10.375% 9/1/14	65,000	56,875
#Videotron 144A 9.125% 4/15/18	875,000	780,938
@#XM Satellite Radio Holdings 144A 13.00% 8/1/13	250,000	96,250
		7,137,798
Real Estate – 0.61%
*Host Hotels & Resorts 7.125% 11/1/13	885,000	699,150
		699,150
Services Cyclical – 9.87%
*Aramark Services 8.50% 2/1/15	1,275,000	1,096,500
@Cardtronics 9.25% 8/15/13	1,107,000	874,530
Cornell 10.75% 7/1/12	225,000	201,938
Corrections Corporation of America 6.25% 3/15/13	370,000	320,975
*FTI Consulting 7.625% 6/15/13	1,526,000	1,461,145
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,045,000	402,325
Gaylord Entertainment
6.75% 11/15/14	295,000	190,644
8.00% 11/15/13	1,032,000	709,500
@Global Cash Access 8.75% 3/15/12	639,000	539,955
*Hertz 8.875% 1/1/14	452,000	332,220
Kansas City Southern de Mexico 9.375% 5/1/12	846,000	719,100
Lender Processing Services 8.125% 7/1/16	405,000	348,300
MGM MIRAGE
*7.50% 6/1/16	590,000	351,050
#144A 13.00% 11/15/13	275,000	250,250
*@‡Northwest Airlines 10.00% 2/1/09	215,000	806
Pinnacle Entertainment
8.25% 3/15/12	170,000	118,575
*8.75% 10/1/13	675,000	513,000
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,327,000	1,214,205
RSC Equipment Rental 9.50% 12/1/14	170,000	102,850
Seabulk International 9.50% 8/15/13	415,000	418,631

@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	560,000	489,754
8.03% 10/1/20	285,000	252,393
@Travelport 9.875% 9/1/14	890,000	427,200
		11,335,846
Services Non-Cyclical – 7.00%
*Advanced Medical Optics 7.50% 5/1/17	930,000	618,450
Alliance Imaging 7.25% 12/15/12	465,000	402,225
Allied Waste North America
6.875% 6/1/17	325,000	284,375
7.125% 5/15/16	230,000	203,550
7.25% 3/15/15	200,000	179,000
#Bausch & Lomb 144A 9.875% 11/1/15	1,360,000	1,074,400
@Casella Waste Systems 9.75% 2/1/13	1,107,000	979,695
*Community Health Systems 8.875% 7/15/15	840,000	707,700
*HCA 9.25% 11/15/16	2,340,000	1,994,850
HCA PIK 9.625% 11/15/16	231,000	186,533
•HealthSouth 9.133% 6/15/14	865,000	739,575
Select Medical 7.625% 2/1/15	1,065,000	670,950
		8,041,303
Technology & Electronics – 2.46%
Celestica
7.625% 7/1/13	130,000	105,950
7.875% 7/1/11	255,000	230,775
Flextronics International 6.25% 11/15/14	405,000	309,825
•Freescale Semiconductor 6.694% 12/15/14	725,000	279,125
Sungard Data Systems
9.125% 8/15/13	894,000	746,490
10.25% 8/15/15	1,574,000	1,109,670
#144A 10.625% 5/15/15	55,000	46,750
		2,828,585
Telecommunications – 14.57%
@=‡Allegiance Telecom 11.75% 2/15/10	255,000	0
•Centennial Communications 9.633% 1/1/13	368,000	281,520
Cincinnati Bell 7.00% 2/15/15	460,000	315,100
Citizens Communications 7.125% 3/15/19	1,060,000	657,200
Cricket Communications
*9.375% 11/1/14	260,000	212,550
9.375% 11/1/14	1,489,000	1,217,258
@#Digicel 144A 9.25% 9/1/12	1,323,000	1,038,555
@GCI 7.25% 2/15/14	85,000	68,425
Hughes Network Systems 9.50% 4/15/14	875,000	748,125
ΩInmarsat Finance 10.375% 11/15/12	1,658,000	1,326,400
Intelsat Jackson Holdings 11.25% 6/15/16	1,641,000	1,411,259
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	285,000	243,675
Lucent Technologies 6.45% 3/15/29	721,000	356,895
MetroPCS Wireless 9.25% 11/1/14	2,021,000	1,692,587
#Nordic Telephone Holdings 144A 8.875% 5/1/16	515,000	435,175
Nortel Networks
•9.003% 7/15/11	286,000	156,585
10.75% 7/15/16	870,000	463,275
*#144A 10.75% 7/15/16	45,000	23,963
*PAETEC Holding 9.50% 7/15/15	465,000	266,213
Qwest Capital Funding 7.25% 2/15/11	978,000	753,060
Rogers Wireless 8.00% 12/15/12	375,000	351,563
Sprint Capital 8.375% 3/15/12	1,830,000	1,474,156
Sprint Nextel 6.00% 12/1/16	815,000	565,205
Time Warner Telecom Holdings 9.25% 2/15/14	539,000	439,285
@#Vimpelcom 144A 9.125% 4/30/18	1,100,000	569,076
Virgin Media Finance 8.75% 4/15/14	1,105,000	779,025
#Wind Acquisition Finance 144A 10.75% 12/1/15	160,000	124,000
Windstream 8.125% 8/1/13	931,000	770,403
		16,740,533
Utilities – 4.90%
AES
8.00% 10/15/17	605,000	468,874
#114A 8.00% 6/1/20	320,000	236,800
#144A 8.75% 5/15/13	278,000	254,370

Edison Mission Energy 7.625% 5/15/27	905,000	592,775
Elwood Energy 8.159% 7/5/26	910,361	799,291
Midwest Generation 8.30% 7/2/09	246,890	239,483
Mirant North America 7.375% 12/31/13	912,000	801,420
NRG Energy 7.375% 2/1/16	1,075,000	929,875
Orion Power Holdings 12.00% 5/1/10	777,000	753,690
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	720,000	552,600
		5,629,178
Total Corporate Bonds (cost $141,101,702)		105,741,265

«Senior Secured Loans – 2.29%
Energy Futures Holdings 5.282% 10/10/14	1,080,000	850,435
Ford Motor Term Tranche Loan B 4.423% 11/29/13	1,096,667	607,827
General Motors Term Tranche Loan B 5.795% 11/17/13	525,000	280,875
Talecris Biotherapeutics 2nd Lien 8.64% 12/6/14	970,000	887,551
Total Senior Secured Loans (cost $2,882,124)		2,626,688
	Number of
	Shares
Common Stock – 0.06%
P@=†Avado Brands	906	0
@†BWAY Holding	7,765	58,082
†Century Communications	1,325,000	0
†Delta Air Lines	324	3,555
*†Mirant	474	8,304
P@=†Port Townsend	950	10
†Time Warner Cable Class A	16	313
†USGen	250,000	0
Total Common Stock (cost $829,227)		70,264

Preferred Stock – 0.04%
@=Port Townsend	190	46,273
Total Preferred Stock (cost $188,100)		46,273

Warrants – 0.00%
P@=†Port Townsend	190	2
#†Solutia 144A exercise price $7.59, expiration date 7/15/09	450	0
Total Warrants (cost $42,841)		2
	Principal
	Amount
Repurchase Agreements **– 3.41%
BNP Paribas 0.10%, dated 10/31/08, to be
repurchased on 11/3/08, repurchase price $3,917,033
(collateralized by U.S. Government obligations, 4.875%,
6/4/09 - 8/15/09; market value $4,000,837)	$3,917,000	3,917,000
Total Repurchase Agreements (cost $3,917,000)		3,917,000

Total Value of Securities Before Securities Lending Collateral – 98.16%
(cost $149,509,005)		112,788,942
	Number of
	Shares
Securities Lending Collateral*** – 14.66%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,260,806	16,832,738
Mellon GSL DBT II Liquidation Trust	254,787	13,758
Total Securities Lending Collateral (cost $17,515,593)		16,846,496

Total Value of Securities – 112.82%
(cost $167,024,598)		129,635,438	©
Obligation to Return Securities Lending Collateral*** – (15.03%)		(17,274,564)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.21%		2,544,922
Net Assets Applicable to 39,310,489 Shares Outstanding – 100.00%		$114,905,796

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2008, the aggregate amount of Rule 144A securities was $20,377,676, which represented 17.73% of the Fund’s net assets. See Note 5 in “Notes.”
*Fully or partially on loan.
**See Note 1 in “Notes.”
‡Non income producing security. Security is currently in default.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2008, the aggregate amount of fair valued securities was $309,625, which represented 0.27% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At October 31, 2008, the aggregate amount of illiquid securities was $18,454,949, which represented 16.06% of the Fund’s net assets. See Note 5 in “Notes.”
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At October 31, 2008, the aggregate amount of restricted securities was $12 or 0.00% of the Fund's net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of October 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non income producing security.
©Includes $16,831,729 of securities loaned.

PIK – Pay-in-Kind

The following swap contracts were outstanding at October 31, 2008:

Swap Contracts1

Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Hartford Financial CDS	$130,000	4.30%	12/20/13	$8,128
Hartford Financial CDS	130,000	4.95%	12/20/13	5,045
JPMorgan Chase Bank
Hartford Financial CDS	130,000	5.20%	12/20/13	3,859
Hartford Financial CDS	65,000	7.00%	12/20/13	(2,340)
	$455,000			$14,692

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Income Funds - Delaware High-Yield Opportunities Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities trading primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At October 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$168,257,678
Aggregate unrealized appreciation	104,182
Aggregate unrealized depreciation	(38,298,354)
Net unrealized depreciation	$(38,194,172)

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $5,407,330 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,177,753 expires in 2010, $424,701 expires in 2014 and $2,804,876 expires in 2016.

Effective August 8, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of October 31, 2008:

Securities
Level 1	$3,987,265
Level 2	108,492,063
Level 3	17,156,110
Total	$129,635,438

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/2008	$309,615
Net change in unrealized
appreciation/(depreciation)	(669,098)
Net transfers in and/or out of Level 3	17,515,593
Balance as of 10/31/08	$17,156,110

Net change in unrealized
appreciation/depreciation from
Investments still held as of 10/31/08	$-

3. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended October 31, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended October 31, 2008, the Fund did not enter into any CDS contracts as a seller of protection. For the period ended October 31, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31, 2008, the value of securities on loan was $16,831,729, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Proposed Fund Merger
On November 19, 2008, the Fund’s Board of Trustees approved a proposal to merge the Delaware Delchester Fund into the Delaware High Yield Opportunities Fund. A meeting of shareholders for Delaware Delchester Fund is scheduled to be held on March 12, 2009 to vote on the merger. If approved by shareholders, the merger is expected to take place in April 2009.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: